Assumptions Used to Estimate Fair Value of Stock Options (Detail)	Mar. 17, 2015	Oct. 14, 2014	Apr. 14, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	39.00%	35.00%	25.00%
Expected dividend yield	0.00%	0.00%	0.00%
Expected term (in years)			6 years 6 months
Risk free rate			2.17%
Risk free rate, minimum	1.52%	1.25%
Risk free rate, maximum	1.84%	1.74%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)	4 years	4 years
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)	6 years 6 months	6 years 6 months